UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23234

BMT Investment Funds
(Exact name of registrant as specified in charter)

1436 Lancaster Avenue,
Berwyn PA, 19312
(Address of principal executive offices) (Zip code)

Lori Buchanan Goldman
BMT Investment Funds
801 Lancaster Avenue,
Bryn Mawr, PA 19010
 (Name and address of agent for service)

(610) 581-4748
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

BMT Multi-Cap Fund
Schedule of Investments, February 29, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.68%
Automobiles & Components - 1.48%
Aptiv PLC (a)	29,440	$2,299,559
Dorman Products, Inc. (b)	13,147	797,234
		3,096,793
Banks - 8.83%
Atlantic Union Bankshares Corp.	92,310	2,745,299
Camden National Corp.	55,694	2,284,011
JPMorgan Chase & Co.	43,205	5,016,532
South State Corp.	45,665	3,110,700
Truist Financial Corp.	68,547	3,162,759
Wells Fargo & Co.	51,469	2,102,509
		18,421,810
Capital Goods - 10.01%
Astec Industries, Inc.	42,951	1,612,810
Cubic Corp.	38,658	2,104,542
Hexcel Corp.	37,226	2,405,916
Honeywell International, Inc.	21,430	3,475,303
Johnson Controls International PLC (a)	74,616	2,728,707
Nordson Corp.	19,082	2,772,615
Spirit AeroSystems Holdings, Inc. - Class A	24,685	1,304,355
Standex International Corp.	32,605	2,068,135
Universal Forest Products, Inc.	51,500	2,413,290
		20,885,673
Commercial & Professional Services - 1.97%
ABM Industries, Inc.	66,874	2,201,492
Brady Corp. - Class A	40,400	1,912,536
		4,114,028
Consumer Durables & Apparel - 2.75%
Brunswick Corp.	34,013	1,809,491
VF Corp.	28,533	2,054,376
Wolverine World Wide, Inc.	71,392	1,876,896
		5,740,763
Consumer Services - 1.52%
Darden Restaurants, Inc.	20,842	2,032,095
Norwegian Cruise Line Holdings Ltd. (a)(b)	30,346	1,130,692
		3,162,787

Diversified Financials - 3.03%
Cboe Global Markets, Inc.	20,082	2,289,348
Charles Schwab Corp.	45,368	1,848,746
Raymond James Financial, Inc.	26,132	2,185,419
		6,323,513
Energy - 2.58%
Chevron Corp.	19,350	1,806,129
EOG Resources, Inc.	22,131	1,400,007
Exxon Mobil Corp.	19,950	1,026,228
Schlumberger Ltd. (a)	42,320	1,146,449
		5,378,813
Food & Staples Retailing - 1.18%
Sysco Corp.	36,918	2,460,585

Food, Beverage & Tobacco - 3.20%
Hormel Foods Corp.	61,587	2,562,019
McCormick & Co., Inc.	11,263	1,646,538
PepsiCo, Inc.	18,709	2,470,149
		6,678,706
Health Care Equipment & Services - 13.12%
Abbott Laboratories	35,589	2,741,421
Becton Dickinson and Co.	16,728	3,978,253
Laboratory Corp of America Holdings (b)	13,974	2,455,092
LHC Group, Inc. (b)	19,837	2,409,402
Masimo Corp. (b)	16,260	2,655,746
Merit Medical Systems, Inc. (b)	44,644	1,607,631
STERIS PLC (a)	22,120	3,508,674
Stryker Corp.	15,620	2,977,016
Teleflex, Inc.	9,716	3,255,054
US Physical Therapy, Inc.	17,278	1,800,713
		27,389,002
Household & Personal Products - 1.90%
Church & Dwight Co., Inc.	33,316	2,316,128
Kimberly-Clark Corp.	12,666	1,661,653
		3,977,781
Insurance - 1.08%
Prudential Financial, Inc.	29,932	2,258,369

Materials - 4.06%
Amcor PLC (a)	200,481	1,868,483
Dow, Inc.	17,782	718,570
DuPont de Nemours, Inc.	33,782	1,449,248
Mosaic Co.	58,902	1,003,101
Quaker Chemical Corp.	10,628	1,674,654
Sensient Technologies Corp.	35,728	1,757,103
		8,471,159
Media & Entertainment - 1.97%
Alphabet, Inc. - Class C (b)	2,276	3,048,315
ViacomCBS, Inc.	43,455	1,069,428
		4,117,743
Pharmaceuticals, Biotechnology & Life Sciences - 4.24%
Amgen, Inc.	11,971	2,390,968
Johnson & Johnson	18,187	2,445,788
Thermo Fisher Scientific, Inc.	13,782	4,007,805
		8,844,561
Retailing - 4.12%
American Eagle Outfitters, Inc.	78,500	1,011,080
Lowe's Cos, Inc.	20,150	2,147,385
TJX Companies, Inc.	56,706	3,391,019
Williams-Sonoma, Inc.	32,964	2,056,624
		8,606,108
Semiconductors & Semiconductor Equipment - 3.84%
Analog Devices, Inc.	26,646	2,905,746
Cirrus Logic, Inc. (b)	31,780	2,181,379
Skyworks Solutions, Inc.	29,315	2,936,777
		8,023,902
Software & Services - 10.39%
CACI International, Inc. - Class A (b)	15,913	3,899,003
Global Payments, Inc.	17,486	3,216,900
Mastercard, Inc. - Class A	15,085	4,378,421
MAXIMUS, Inc.	34,456	2,171,417
Microsoft Corp.	32,953	5,338,716
Paychex, Inc.	34,675	2,686,619
		21,691,076

Technology Hardware & Equipment - 7.05%
Apple, Inc.	23,722	6,484,646
Badger Meter, Inc.	32,671	1,967,121
Cisco Systems, Inc.	61,357	2,449,985
Corning, Inc.	98,009	2,338,495
MTS Systems Corp.	36,759	1,475,506
		14,715,753
Telecommunication Services - 1.29%
Verizon Communications, Inc.	49,830	2,698,793

Transportation - 2.87%
Atlas Air Worldwide Holdings, Inc. (b)	44,136	1,179,314
Norfolk Southern Corp.	14,000	2,552,900
United Parcel Service, Inc. - Class B	24,956	2,258,268
		5,990,482
Utilities - 1.20%
American Water Works Co., Inc.	20,236	2,502,384

TOTAL COMMON STOCKS (Cost $176,551,589)		195,550,584

SHORT-TERM INVESTMENT - 6.07%
Money Market Mutual Fund - 6.07%
Dreyfus Government Cash Management - Institutional Class, 1.49% (c)	12,667,182	12,667,182
TOTAL SHORT-TERM INVESTMENT (Cost $12,667,182)		12,667,182

Total Investments (Cost $189,218,771) - 99.75%		208,217,766
Other Assets in Excess of Liabilities - 0.25%		512,546
TOTAL NET ASSETS - 100.00%		$208,730,312

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments
(a) Foreign issued security. Foreign concentration (including ADRs) were as follows: Bermuda 0.54%, Curacao 0.55%, Ireland 2.99%, Jersey 2.00%.
(b) Non-income producing security.
(c) Variable rate security. Rate listed is the 7-day yield as of February 29, 2020.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC(“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BMT Multi-Cap Fund
Schedule of Investments, February 29, 2020
Summary of Fair Value Exposure at February 29, 2020

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions  (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2020.

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$195,550,584	$–	$–	$195,550,584
Total Equity	195,550,584	–	–	195,550,584
Short-Term Investment
Money Market Mutual Fund	12,667,182	–	–	12,667,182
Total Short-Term Investment	12,667,182	–	–	12,667,182
Total Investments*	$208,217,766	$–	$–	$208,217,766

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BMT Investment Funds

By (Signature and Title)  /s/ Jennifer Dempsey Fox
                                          Jennifer Dempsey Fox, President

Date   March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Dempsey Fox
                                          Jennifer Dempsey Fox, President

Date   March 31, 2020

By (Signature and Title)* /s/ Michael W. Harrington
                                          Michael W. Harrington, Treasurer

Date   March 31, 2020

* Print the name and title of each signing officer under his or her signature.